Credit Risk - Measurement uncertainty - Scenario probability weighting (Details)	Jun. 30, 2024	Dec. 31, 2023
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.50%	13.80%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.10%	24.70%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.60%	32.40%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	16.20%	18.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.60%	10.80%